Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Accounts receivable	184,339	549,950
Less: allowance for doubtful accounts	(2,070)	(11,413)
Accounts receivable, net	182,269	538,537

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	—	—	(2,070)
Additions	—	(2,070)	(9,504)
Write-offs	—	—	161
Balance at end of the year	—	(2,070)	(11,413)